Accounting considerations related to the SPAC Transaction	12 Months Ended
Jun. 30, 2023
Accounting Considerations Related To The SPAC Transaction [Abstract]
Accounting considerations related to the SPAC Transaction	Accounting considerations related to the SPAC TransactionOn February 28, 2023, Lavoro and TPB Acquisition Corp. consummated a capital reorganization transaction as described in note 1.b.
The SPAC Transaction was accounted for as a capital reorganization in accordance with IFRS 2, Share-based Payment. Under this method of accounting, TPB Acquisition Corp. is treated as the “acquired” company for financial reporting purposes and Lavoro as the accounting “acquirer”. The net assets of TPB Acquisition Corp were stated at historical cost, with no goodwill or other intangible assets recorded. The SPAC Transaction, which is not within the scope of IFRS 3, since TPB Acquisition Corp. did not meet the definition of a “business” pursuant to IFRS 3, was accounted for within the scope of IFRS 2 — Share-Based Payments, or IFRS 2. Any excess of fair value of Lavoro’s ordinary shares issued over the fair value of TPB Acquisition Corp identifiable net assets acquired represents compensation for the service of a stock exchange listing for its shares and is expensed as incurred.
Critical accounting estimates and judgments
Accounting of SPAC transaction is considered a critical accounting estimate primarily due to the complex nature of the transaction, including the determination the accounting acquirer and assess it as a corporate reorganization, the calculation of the listing expenses and the determination of the accounting treatment of the financial instruments.
Changes in some of these assumptions could impact the consolidated financial statements.
Accordingly, the Group recorded a listing expense as follows:

As of February 27, 2023
Deemed cost of shares issued to TPB Acquisition Corp shareholders (i)	893,613
Less: Net assets of TPB Acquisition Corp at historical cost	(574,059)
Listing expense	319,554
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(i)The key assumption for the estimated fair value is the opening quoted market price of $9.55 per share as of March 1, 2023 translated considering the foreign exchange rate reported by the Brazilian Central Bank of $1.00 to $5.21.
Warrants
TPB Acquisition Corp. issued 10,083,606 public and private warrants to certain of its shareholders and its maturity is February 28, 2028. Such public and private warrants were assumed by Lavoro as a result of the SPAC Transaction. The outstanding warrants as of June 30, 2023, is 10,083,592 and aggregate fair value of the private and public warrants is $36,446, and the warrants are reported in the consolidated statement of financial position as warrant liabilities under non-current liabilities. For the year ended June 30, 2023, the Group recognized a gain of R$3,756 related to changes to the fair value of public warrants and private warrants. The fair value of the warrants was calculated based on the listed market price of such warrants.
Vesting founder shares and unvested founder shares
As part of the SPAC Transaction certain TPB Acquisition Corp.’s shareholders were issued a number of Lavoro ordinary shares tin exchange of TPB Acquisition Corp.’s Class B Ordinary Share that they held prior to the completion of the SPAC Transaction, of which (i) Two-thirds (3,006,050) of such Lavoro ordinary share were deemed to be vesting founder share, and (ii) one-third (1,503,025) of such Lavoro ordinary share were issued to those shareholders.
Vesting founder shares will be subject to certain vesting conditions. If at any time during the 3-year period following the close of the SPAC Transaction, for over any 20 trading days within any consecutive 30 trading day period, the closing share price of Lavoro ordinary share is greater than or equal to:
•$12.50, then one-half of the vesting founder shares will vest; and
•$15.00, then an additional one-half of the vesting founder shares will vest.
Lavoro’s ordinary share price targets will be equitably adjusted for stock splits, stock dividends, cash dividends, reorganizations, combinations, recapitalizations and similar transactions affecting Lavoro’s ordinary shares. Any vesting founder shares that will not vest during the 3-year period following the closing of the SPAC Transaction will be forfeited after the 3-year period.
The vesting founder shares are considered equity classified contingent considerations under IFRS 2 and are reported as additional paid-in capital under equity.
In order to determine the fair value of the Vesting Founder Shares as of the closing of the SPAC Transaction, a Monte Carlo simulation was used, where the future stock price was modeled such that it follows a geometric Brownian motion with constant drift and volatility, where volatility was based on quoted prices of comparable companies. A volatility rate of 54.4% and a risk-free rate of 4.51% were used in the model. Value per share was $9.53 and $8.53 for the shares vesting at $12.50 and $15.00, respectively. In order to determine the fair value of the Unvested Founder Shares as of the closing of the SPAC Transaction, the shares were discounted using a Finnerty put model, assuming a risk-free rate of 4.88%, volatility rate of 54.4%, and a restricted term of 3 months (the estimated time to complete a registration statement). Value per share was determined to be $10.08.
Forward share purchase agreements
TPB Acquisition Corp. entered into certain Forward Share Purchase Agreements with certain shareholders of TPB Acquisition Corp., in which TPB Acquisition Corp. agreed to purchase, in the aggregate, up to 2,830,750 of TPB Acquisition Corp.’s Class A Ordinary Shares held by those equity holders, either after 24 months after closing of the SPAC Transaction or after meeting certain criteria as defined in the Forward Share Purchase Agreements. Such Forward Share Purchase Agreements were assumed by Lavoro, whereby Lavoro agreed to purchase the same number of Lavoro’s ordinary shares under the same conditions as defined in those Forward Share Purchase Agreements. Lavoro placed a designated balance of funds into an escrow account at the closing of the SPAC Transaction for the purpose acquiring such shares.
Lavoro’s Ordinary Shares subject to the Forward Share Purchase Agreement are considered financial liabilities and are recorded in the consolidated statement of financial position as Liability for FPA Shares in non-current liabilities at the amounts deposited in the escrow account. The designated balance of funds in the escrow account is reported in the consolidated statement of financial position as restricted cash. The amount of Liability for FPA Shares and the restricted cash was $139,133 as of June 30, 2023.